SENIOR CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SENIOR CONVERTIBLE NOTES [Abstract]
SENIOR CONVERTIBLE NOTES

Note 4. SENIOR CONVERTIBLE NOTES

Senior Convertible Notes Payable to Related Parties

On June 19, 2012, the Company entered into securities purchase agreements with Kevin Frija, its Chief Executive Officer, Harlan Press, its Chief Financial Officer, and Doron Ziv, a greater than 10% stockholder of the Company, pursuant to which Messrs. Frija, Press and Ziv purchased from the Company (i) $300,000 aggregate principal amount of the Company's senior convertible notes (the "$300,000 Senior Convertible Notes") and (ii) common stock purchase warrants to purchase up to an aggregate of 46,512 shares of the Company's common stock.

The $300,000 Senior Convertible Notes, as amended (as described below), bear interest at 18% per annum, provide for cash interest payments on a monthly basis, mature on June 18, 2015 and are convertible into shares of the Company's common stock at the option of the holders at an initial conversion price of $0.213 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding June 19, 2012) subject to certain anti-dilution protection and are senior unsecured obligations of the Company.

Initially, these $300,000 Senior Convertible Notes were redeemable at the option of the holders at any time after June 18, 2013 subject to certain limitations. On November 13, 2012, the Company and the above named holders of the $300,000 Senior Convertible Notes amended the Notes to extend their redemption provisions at the option of the holders from any time after June 18, 2013 to any time after June 18, 2014. On April 30, 2013, the Company and the above named holders of the $300,000 Senior Convertible Notes further amended the Notes to eliminate their redemption provisions effective March 31, 2013. All other terms of the Senior Convertible Notes remained in effect.

On September 28, 2012, the Company entered into a securities purchase agreement with Kevin Frija, its Chief Executive Officer, pursuant to which Mr. Frija purchased from the Company (i) a $50,000 principal amount senior convertible note of the Company (the "$50,000 Senior Convertible Note") and (ii) common stock purchase warrants to purchase up to an aggregate of 6,868 shares of the Company's common stock.

The $50,000 Senior Convertible Note, as amended (as described below), bears interest at 18% per annum, provides for cash interest payments on a monthly basis, matures on September 28, 2015 and is convertible into shares of the Company's common stock at the option of the holder at an initial conversion price of $0.24 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding September 27, 2012) subject to certain anti-dilution protection and is a senior unsecured obligation of the Company.

Initially, this $50,000 Senior Convertible Note was redeemable at the option of the holder at any time after September 27, 2013 subject to certain limitations. On November 13, 2012, the Company and the above named holder of the $50,000 Senior Convertible Note amended the Note to extend its redemption provision at the option of the holder from any time after September 27, 2013 to any time after September 27, 2014. On April 30, 2013, the Company and the above named holder of the $50,000 Senior Convertible Note further amended the Note to eliminate its redemption provision effective March 31, 2013. All other terms of the Senior Convertible Note remained in effect.

The Company recorded $3,902 as debt discount on the principal amount of the $300,000 Senior Convertible Notes issued on June 19, 2012 and $368 as debt discount on the principal amount of the $50,000 Senior Convertible Note issued on September 28, 2012 due to the valuation of the common stock purchase warrants issued in conjunction therewith. The debt discount applicable to each of the $300,000 Senior Convertible Notes and the $50,000 Senior Convertible Note will be amortized, using the straight-line method, over the life of the $300,000 Senior Convertible Notes and $50,000 Senior Convertible Note, as applicable, or until such time that the $300,000 Senior Convertible Notes or the $50,000 Senior Convertible Note, as applicable, is converted, in full or in part, into shares of common stock of the Company with any unamortized debt discount continuing to be amortized in the event of any partial conversion thereof and any unamortized debt discount being expensed at such time of full conversion thereof. The $300,000 Senior Convertible Notes and the $50,000 Senior Convertible Note are presented on a combined basis net of their respective debt discounts. During the three and nine months ended September 30, 2013, the Company recorded $356 and $1,068, respectively, in amortization expense related to the debt discount, which is included on a combined basis in interest expense in the accompanying condensed consolidated statements of operations.

On July 9, 2013, the Company entered into securities purchase agreements with Ralph Frija, the father of the Company's Chief Executive Officer Kevin Frija and a less than 5% stockholder of the Company, Philip Holman, the father of the Company's President Jeffrey Holman and a less than 5% stockholder of the Company, and Angela Vaccaro, the Company's Controller, pursuant to which Messrs. Frija and Holman and Ms. Vaccaro (each, a "Purchaser") purchased from the Company (i) $350,000 aggregate principal amount of the Company's senior convertible notes and (ii) common stock purchase warrants to purchase up to an aggregate of 16,857 shares of the Company's common stock (the "$350,000 Senior Convertible Note") allocable among such Purchasers as follows:

Ralph Frija purchased a Convertible Note in the principal amount of $200,000 and a Warrant to purchase up to 9,633 shares of the Company's common stock (which number of shares represents the quotient obtained by dividing (x) $10,000 (5% of the $200,000 principal amount of the Convertible Note) by (y) $1.0381 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding July 9, 2013));

Philip Holman purchased a Convertible Note in the principal amount of $100,000 and a Warrant to purchase up to 4,816 shares of the Company's common stock (which number of shares represents the quotient obtained by dividing (x) $5,000 (5% of the $100,000 principal amount of the Convertible Note) by (y) $1.0381 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding July 9, 2013)); and

Ms. Vaccaro purchased a Convertible Note in the principal amount of $50,000 and a Warrant to purchase up to 2,408 shares of the Company's common stock (which number of shares represents the quotient obtained by dividing (x) $2,500 (5% of the $50,000 principal amount of the Convertible Note) by (y) $1.0381 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding July 9, 2013)).

The Company recorded $4,550 as debt discount on the principal amount of the $350,000 Senior Convertible Notes issued on July 9, 2013 due to the valuation of the common stock purchase warrants issued in conjunction therewith. Additionally, as a result of issuing the Warrants with the $350,000 Senior Convertible Notes, a beneficial conversion option was recorded as a debt discount reflecting the incremental conversion option intrinsic value benefit of $3,937, at the time of issuance provided to the holders of the Notes. The debt discounts applicable to the $350,000 Senior Convertible Notes are being amortized, using the straight-line method, over the life of the $350,000 Senior Convertible Notes or until such time that the $350,000 Senior Convertible Notes are converted, in full or in part, into shares of common stock of the Company with any unamortized debt discounts continuing to be amortized in the event of any partial conversion thereof and any unamortized debt discount being expensed at such time of full conversion thereof. During the three months ended September 30, 2013, the Company recorded $379 and $328 in amortization expense related to the debt discounts and the beneficial conversion option, respectively. During the nine months ended September 30, 2013, the Company recorded $379 and $328 in amortization expense related to the debt discounts and the beneficial conversion option, respectively. The amortization expense related to the debt discounts and the beneficial conversion option is included in interest expense in the accompanying condensed consolidated statements of operations.

The Convertible Notes issued on July 9, 2013 bear interest at 18% per annum, provide for cash interest payments on a monthly basis, mature on July 8, 2016, are redeemable at the option of the holders at any time after July 8, 2014, subject to certain limitations, are convertible into shares of the Company's common stock at the option of the holders at an initial conversion price of $1.1419 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding July, 9, 2013) subject to certain anti-dilution protection and are senior unsecured obligations of the Company.

The Warrants issued on July 9, 2013 are exercisable at initial exercise prices of $1.1419 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding July 9, 2013) subject to certain anti-dilution protection and may be exercised at the option of the holders for cash or on a cashless basis until July 8, 2018.

On July 11, 2013, the Company and Ms. Vaccaro entered into another Securities Purchase Agreement pursuant to which she purchased (i) a Convertible Note in the principal amount of $75,000 and (ii) a Warrant to purchase up to 3,587 shares of the Company's common stock (the "$75,000 Senior Convertible Note") (which number of shares represents the quotient obtained by dividing (x) $3,750 (5% of the $75,000 principal amount of the Convertible Note) by (y) $1.0454 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding July 11, 2013)).

The Company recorded $825 as debt discount on the principal amount of the $75,000 Senior Convertible Note issued on July 11, 2013 due to the valuation of the common stock purchase warrants issued in conjunction therewith. The debt discount applicable to the $75,000 Senior Convertible Note will be amortized, using the straight-line method, over the life of the $75,000 Senior Convertible Note or until such time that the $75,000 Senior Convertible Note is converted, in full or in part, into shares of common stock of the Company with any unamortized debt discount continuing to be amortized in the event of any partial conversion thereof and any unamortized debt discount being expensed at such time of full conversion thereof. The $75,000 Senior Convertible Note is presented on a combined basis net of its debt discount. During the three and nine months ended September 30, 2013, the Company recorded $69 and $69, respectively, in amortization expense related to the debt discount, which is included on a combined basis in interest expense in the accompanying condensed consolidated statements of operations.

The Convertible Note issued on July 11, 2013 is the same as the Convertible Notes issued on July 9, 2013 except that it matures on July 10, 2016, it is redeemable on July 10, 2014 and its initial conversion price is $1.1499 per share. The Warrant issued on July 11, 2013 is the same as the Warrants issued on July 9, 2013 except that its initial exercise price is $1.1499 per share and it is exercisable until July 10, 2018.

The $300,000 Senior Convertible Notes, as amended, the $50,000 Senior Convertible Note, as amended, the $350,000 Senior Convertible Notes, and the $75,000 Senior Convertible Note do not restrict the Company's ability to incur future indebtedness.

The Company used all of the proceeds from the sales of these securities for working capital purposes.

Senior Convertible Note Payable to Stockholder

On July 9, 2012, the Company borrowed $500,000 from Ralph Frija, the father of the Company's Chief Executive Officer Kevin Frija and a less than 5% stockholder of the Company, pursuant to a senior note (the "Senior Note"). The Company used all of the proceeds from the sale of this Senior Note for working capital purposes.

The Senior Note, as amended (as described below), bears interest at 24% per annum, provides for cash principal and interest payments on a monthly basis, is a senior unsecured obligation of the Company, matures on April 22, 2016, is convertible into shares of the Company's common stock at the option of the holder at an initial conversion price of $0.5154 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding April 30, 2013) subject to certain anti-dilution protection and is a senior unsecured obligation of the Company.

Initially, this Senior Note provided for only cash interest payments on a monthly basis, matured at the discretion of the Company on the earlier of (x) the date on which the Company consummated a single or series of related financings from which it received net proceeds in excess of 125% of the initial principal amount of the Senior Note or (y) January 8, 2013 and was not convertible at the option of the holder into shares of the Company's common stock. On November 13, 2012, the Company and the above named holder of the $500,000 Senior Note amended the Note to extend its maturity date for payment from January 8, 2013 to January 8, 2014. On April 30, 2013, the Company and the above named holder of the Senior Note further amended the Note to provide for cash principal and interest payments on a weekly basis, extend the maturity date for payment to April 22, 2016 and make the Note convertible into shares of the Company's common stock at the option of the holder at an initial conversion price of $0.5154 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding April 30, 2013) subject to certain anti-dilution protection. All other terms of the Senior Note remained in effect. The aggregate maturities of the Senior Note are as follows:

Period ending September 30	Amount
2014	$166,667
2015	166,667
2016	96,153

429,487
Less: current portion	(166,667)

Long Term	$262,820

The Senior Note, as amended, does not restrict the Company's ability to incur future indebtedness.

Senior Convertible Note Payable

On January 29, 2013, the Company entered into a securities purchase agreement (the "Securities Purchase Agreement") with Robert John Sali, pursuant to which Mr. Sali purchased from the Company (i) a $500,000 principal amount senior convertible note of the Company (the "2013 Convertible Note") and (ii) common stock purchase warrants to purchase up to an aggregate of 40,710 shares of the Company's common stock (the "Warrant") (which number of shares represents the quotient obtained by dividing (x) $25,000 (5% of the $500,000 principal amount of the 2013 Convertible Note) by (y) $0.6141 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013)). The Company generated aggregate proceeds of $500,000 from the sale of these securities pursuant to the Securities Purchase Agreement. The Company used such proceeds for working capital purposes.

The 2013 Convertible Note bears interest at 18% per annum, provides for cash interest payments on a monthly basis, matures on January 28, 2016, is redeemable at the option of the holder at any time after January 28, 2014 subject to certain limitations, is convertible into shares of the Company's common stock at the option of the holder at an initial conversion price of $0.6755 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013) subject to certain anti-dilution protection and is a senior unsecured obligation of the Company. The 2013 Convertible Note does not restrict the Company's ability to incur future indebtedness.

The Warrant is exercisable at initial exercise price of $0.6755 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013) subject to certain anti-dilution protection and may be exercised at the option of the holder for cash or on a cashless basis until January 28, 2018.

The Company recorded $10,131 as debt discount on the principal amount of the $500,000 2013 Senior Convertible Note issued on January 29, 2013 due to the valuation of the common stock purchase warrants issued in conjunction therewith. Additionally, as a result of issuing the Warrant with the 2013 Senior Convertible Note, a beneficial conversion option was recorded as a debt discount reflecting the incremental conversion option intrinsic value benefit of $79,527, at the time of issuance provided to the holder of the Note. The debt discounts applicable to the 2013 Senior Convertible Note are being amortized, using the straight-line method, over the life of the 2013 Senior Convertible Note or until such time that the 2013 Senior Convertible Note is converted, in full or in part, into shares of common stock of the Company with any unamortized debt discount continuing to be amortized in the event of any partial conversion thereof and any unamortized debt discount being expensed at such time of full conversion thereof. During the three months ended September 30, 2013, the Company recorded $845 and $6,627 in amortization expense related to the debt discount and the beneficial conversion option, respectively. During the nine months ended September 30, 2013, the Company recorded $2,252 and $17,672 in amortization expense related to the debt discount and the beneficial conversion option, respectively. The amortization expense related to the debt discount and the beneficial conversion option is included in interest expense in the accompanying condensed consolidated statements of operations.

All of the Warrants issued in conjunction with the convertible notes described above were evaluated in accordance with ASC 815 and were determined to be equity instruments. The Company estimated the fair value of these Warrants using the Black-Scholes-Merton valuation model. The significant assumptions which the Company used to measure their respective fair values included stock prices ranging from $0.20 to $0.70 per share, expected terms of 5 years, volatility ranging from 30.3% to 51.4%, risk free interest rates ranging from 0.71% to 0.90%, and a dividend yield of 0.0%

NOTE 7. NOTES PAYABLE TO RELATED PARTIES AND A SHAREHOLDER

Senior Convertible Notes Payable to Related Parties

On June 19, 2012, the Company entered into securities purchase agreements with Kevin Frija, its Chief Executive Officer, Harlan Press, its Chief Financial Officer, and Doron Ziv, a greater than 10% stockholder of the Company, pursuant to which Messrs. Frija, Press and Ziv purchased from the Company (i) $300,000 aggregate principal amount of the Company's senior convertible notes (the "$300,000 Senior Convertible Notes") and (ii) common stock purchase warrants to purchase up to an aggregate of 46,512 shares of the Company's common stock.

The $300,000 Senior Convertible Notes bear interest at 18% per annum, provide for cash interest payments on a monthly basis, mature on June 18, 2015, are redeemable at the option of the holders at any time after June 18, 2013 (such date having been extended as described below) subject to certain limitations, are convertible into shares of the Company's common stock at the option of the holders at an initial conversion price of $0.213 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding June 19, 2012) subject to certain anti-dilution protection and are senior unsecured obligations of the Company.

On November 13, 2012, the Company and the above named holders of the $300,000 Senior Convertible Notes amended the Notes to extend their redemption provision at the option of the holders from any time after June 18, 2013 to any time after June 18, 2014.

On September 28, 2012, the Company entered into a securities purchase agreement with Kevin Frija, its Chief Executive Officer, pursuant to which Mr. Frija purchased from the Company (i) a $50,000 principal amount senior convertible note of the Company (the "$50,000 Senior Convertible Note") and (ii) common stock purchase warrants to purchase up to an aggregate of 6,868 shares of the Company's common stock.

The $50,000 Senior Convertible Note bears interest at 18% per annum, provides for cash interest payments on a monthly basis, matures on September 28, 2015, is redeemable at the option of the holder at any time after September 27, 2013 (such date having been extended as described below) subject to certain limitations, is convertible into shares of the Company's common stock at the option of the holder at an initial conversion price of $0.24 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding September 27, 2012) subject to certain anti-dilution protection and is a senior unsecured obligation of the Company.

On November 13, 2012, the Company and the above named holder of the $50,000 Senior Convertible Note amended the Note to extend its redemption provision at the option of the holder from any time after September 27, 2013 to any time after September 27, 2014.

The $300,000 Senior Convertible Notes and the $50,0000 Senior Convertible Note do not restrict the Company's ability to incur future indebtedness.

During the year ended December 31, 2012, the Company recorded $3,902 as debt discount on the principal amount of the $300,000 Senior Convertible Notes issued on June 19, 2012 and $368 as debt discount on the principal amount of the $50,000 Senior Convertible Note issued on September 28, 2012 due to the valuation of the common stock purchase warrants issued in conjunction therewith. The debt discount applicable to each of the $300,000 Senior Convertible Notes and the $50,000 Senior Convertible Note will be amortized, using the straight-line method, over the life of the $300,000 Senior Convertible Notes and $50,000 Senior Convertible Note, as applicable, or until such time that the $300,000 Senior Convertible Notes or the $50,000 Senior Convertible Note, as applicable, is converted, in full or in part, into shares of common stock of the Company with any unamortized debt discount continuing to be amortized in the event of any partial conversion thereof and any unamortized debt discount being expensed at such time of full conversion thereof. The $300,000 Senior Convertible Notes and the $50,000 Senior Convertible Note are presented on a combined basis net of their respective debt discounts. During the year ended December 31, 2012, the Company recorded $740 in amortization expense related to the debt discount, which is included on a combined basis in interest expense in the Company's consolidated statement of operations.

Senior Note Payable to Shareholder

On July 9, 2012, the Company borrowed $500,000 from Ralph Frija, the father of the Company's Chief Executive Officer Kevin Frija and a less than 5% stockholder of the Company, pursuant to a senior note (the "Senior Note").

The Senior Note bears interest at 24% per annum, provides for cash interest payments on a monthly basis, is a senior unsecured obligation of the Company, and matures at the discretion of the Company on the earlier of (x) the date on which the Company consummates a single or series of related financings from which it receives net proceeds in excess of 125% of the initial principal amount of the Senior Note or (y) January 8, 2014 (such date having been extended as described below).

On November 13, 2012, the Company and the above named holder of the $500,000 Senior Note amended the note to extend its maturity date for payment from January 8, 2013 to January 8, 2014.

The Senior Note does not restrict the Company's ability to incur future indebtedness.